                                   DIRECTORS
                               Graham S. Anderson
                                Frank S. Bayley
                               J. Kevin Callaghan
                                Steven C. Phelps
                                Madelyn B. Smith

                               PRINCIPAL OFFICERS
                           Scott R. Vokey, President
                    Lisa P. Guzman, Treasurer and Secretary

                               INVESTMENT ADVISER
                         Badgley, Phelps and Bell, Inc.
                         1420 Fifth Avenue, Suite 4400
                           Seattle, Washington 98101
                                www.badgley.com

                                 ADMINISTRATOR,
                         TRANSFER AGENT AND DIVIDEND --
                                DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  Third Floor
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                  DISTRIBUTOR
                         Rafferty Capital Markets, LLC
                             1311 Mamaronek Avenue
                          White Plains, New York 10605

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                     100 East Wisconsin Avenue, Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                Kirkland & Ellis
                             200 E. Randolph Drive
                            Chicago, Illinois 60601



                                 ANNUAL REPORT

                                  May 31, 2001

                                    BADGLEY
                                  FUNDS, INC.

                             Badgley Balanced Fund
                              Badgley Growth Fund

                              [BADGLEY FUNDS LOGO]
                              www.badgleyfunds.com

                              BADGLEY FUNDS, INC.
                                 ANNUAL REPORT
                                  MAY 31, 2001

Dear Fellow Shareholders:

Thank you for your investment in the Badgley Funds. We sincerely appreciate the trust you have placed in our mutual fund team.

During the last year the Badgley Funds assets have grown to over $49.1 million, an increase of about 34%. We are proud of this steady growth in Fund assets, especially during what has been a turbulent time for many investors.

This Badgley Funds, Inc. Annual Report reviews the activities of the Badgley Growth Fund and the Badgley Balanced Fund for the twelve months ending May 31, 2001. PricewaterhouseCoopers LLP audited our financial statements.

PERFORMANCE IN LINE.

As this report details, performance of both the Badgley Balanced Fund and the Badgley Growth Fund over the last year ended in line with the market. The total returns for the Funds were 1.13% and -8.54% respectively. This performance compares well with our benchmarks for the same period, the S&P 500 (-10.55%) and Lehman Brothers Intermediate Gov't/Corp. Bond Index (12.58%) (please see the fund graphs in the following pages).

Annualized portfolio turnover rates remain very low when compared to other growth and balanced mutual funds. Turnover rates, which have an impact on taxable accounts, were 27.21% (Badgley Growth Fund) and 35.7% (Badgley Balanced
Fund).

The objective of the Badgley Growth Fund is long-term capital appreciation while that of the Badgley Balanced Fund is long-term capital appreciation and income. Over the last twelve months we have invested in stocks of companies that exhibit consistent and predictable earnings growth, solid balance sheets, market dominance and strong management. In addition to this equity focus, in our Badgley Balanced Fund we met objectives by investing in intermediate duration bonds characterized by high credit quality, liquidity and higher relative values.

DEDICATED BADGLEY FUNDS TEAM. BUILDING THE BADGLEY FUNDS ON A STRONG FOUNDATION.

Behind the numbers in this report remains a team of people dedicated to managing your funds and meeting your shareholder needs. The heart of our team is the Institutional Services Committee (ISC) of Badgley, Phelps and Bell, Inc., our Investment Advisor for both the Badgley Growth and Badgley Balanced Funds. The ISC, a team of four seasoned portfolio managers, functions as manager of the funds. We invite you to review the profiles of your managers at www.badgleyfunds.com as well as in your prospectus. Your Badgley Balanced Fund and Badgley Growth Fund are constructed on one fundamental principle: always strive to exceed shareholder expectations. With this in mind, the Badgley Funds are being constructed one shareholder at a time. The foundation for this construction is built on Badgley, Phelps and Bell's focused fundamental research,

                              BADGLEY FUNDS, INC.
                                 ANNUAL REPORT
                                  MAY 31, 2001

which is applied with disciplined experience to the investment of your assets in companies with strong fundamental characteristics and investment grade bonds.

Meeting shareholder service expectations also is key to attracting and keeping Badgley Funds shareholders, and we have teamed with industry professionals Firstar Mutual Fund Services, LLC to meet shareholder service needs. Over the last year we have enhanced the information included in your Quarter-end Updates. As we look ahead, we plan additional steps to improve your on- and off-line shareholder services and to make Badgley Funds investor information more readily available to you. Please visit www.badgleyfunds.com for investment reviews over the last four quarters (these were emailed to you with your quarterly statements). Finally, we are pleased that many shareholders have opened multiple Badgley Funds accounts -- for general investment, for retirement, for children and grandchildren.

Thank you for investing in the Badgley Funds. We welcome your comments and questions. Please contact us toll free at 1.877.223.4539, in writing or via email.
Sincerely,

/s/ Scott R. Vokey
Scott R. Vokey
President
Badgley Funds, Inc.
Email: scottv@badgley.com

/s/ Lisa P. Guzman
Lisa P. Guzman
Treasurer and Secretary
Badgley Funds, Inc.
Email: lisag@badgley.com

                              BADGLEY FUNDS, INC.
                                 ANNUAL REPORT
                                  MAY 31, 2001

                              BALANCED FUND GRAPH
[BALANCED FUND GRAPH]

                                                                                 LEHMAN BROTHERS
                                                                            INTERMEDIATE GOVT./CORP.
                                                  BADGLEY BALANCED FUND            BOND INDEX                    S&P 500
                                                  ---------------------     ------------------------             -------
06/25/98                                                   10000                       10000                       10000
11/30/98                                                 10308.6                     10448.6                     10372.2
05/31/99                                                 10865.8                     10422.4                     11680.2
11/30/99                                                 11323.1                     10566.3                     12540.6
05/31/00                                                 11869.1                     10682.7                     12905.9
11/30/00                                                 12385.9                       11388                     12012.1
05/31/01                                                 12003.1                     12026.7                     11543.9

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEHMAN BROTHERS INTERMEDIATE GOVT./CORP. BOND INDEX - An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and an outstanding par value of at least $150 million.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 thru 6/30/98 the return for the Lehman Brothers Intermediate Govt./Corp. Bond index was calculated by prorating the total return for 6/30/98.

                                       Average Annual Total Return Through May
                                       31, 2001

                                                         One Year   Since Inception 6/25/98
                                                         --------   -----------------------
-- Badgley Balanced Fund                                   1.13%             6.41%
-- S&P 500                                               -10.55%             5.01%
-- Lehman Brothers Intermediate Govt./Corp. Bond
 Index                                                    12.58%             6.49%

                              BADGLEY FUNDS, INC.
                                 ANNUAL REPORT
                                  MAY 31, 2001

                               GROWTH FUND GRAPH
[GROWTH FUND GRAPH]

                                                                    BADGLEY GROWTH FUND                      S&P 500
                                                                    -------------------                      -------
06/25/98                                                                    10000                              10000
11/30/98                                                                  10119.9                            10372.2
05/31/99                                                                    11465                            11680.2
11/30/99                                                                  12307.4                            12540.6
05/31/00                                                                  13283.2                            12905.9
11/30/00                                                                    13595                            12012.1
05/31/01                                                                  12148.7                            11543.9

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

                                       Average Annual Total Return through May
                                       31, 2001

                                                         One Year   Since Inception 6/25/98
                                                         --------   -----------------------
-- Badgley Growth Fund                                    -8.54%             6.85%
-- S&P 500                                               -10.55%             5.01%

                              BADGLEY FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2001

                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
ASSETS:
  Investments, at market value (cost of $27,909,139 and
     $17,148,733, respectively).............................     $29,885,337     $18,691,210
  Dividends receivable......................................           7,845           9,373
  Interest receivable.......................................         247,231           1,949
  Organization costs, net of accumulated amortization.......          10,827          10,825
  Receivable for fund shares sold...........................         113,963         107,374
  Other assets..............................................           7,993           6,964
                                                                 -----------     -----------
     Total assets...........................................      30,273,196      18,827,695
                                                                 -----------     -----------
LIABILITIES:
  Payable for fund shares purchased.........................         183,269              --
  Accrued expenses and other liabilities....................          64,385          40,508
  Payable to Adviser........................................           8,359           2,864
                                                                 -----------     -----------
     Total liabilities......................................         256,013          43,372
                                                                 -----------     -----------
NET ASSETS..................................................     $30,017,183     $18,784,323
                                                                 ===========     ===========
NET ASSETS CONSIST OF:
  Capital stock.............................................     $28,706,520     $18,040,625
  Accumulated undistributed net investment income...........          92,770              --
  Accumulated net realized loss on investments..............        (758,305)       (798,779)
  Net unrealized appreciation on investments................       1,976,198       1,542,477
                                                                 -----------     -----------
     Total net assets.......................................     $30,017,183     $18,784,323
                                                                 ===========     ===========
  Shares outstanding (par value of $.01, 500,000,000 shares
     authorized)............................................       2,643,065       1,552,483
                                                                 ===========     ===========
  Net Asset Value, Redemption Price and Offering Price Per
     Share..................................................     $     11.36     $     12.10
                                                                 ===========     ===========

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2001

                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
INVESTMENT INCOME:
  Dividend income (Net of withholding tax of $477 and $519,
     respectively)..........................................      $  82,916      $    91,867
  Interest income...........................................        848,171           26,209
                                                                  ---------      -----------
     Total investment income................................        931,087          118,076
                                                                  ---------      -----------
EXPENSES:
  Investment advisory fees..................................        248,355          155,345
  Distribution fees.........................................         68,987           38,836
  Shareholder servicing and accounting fees.................         53,038           46,407
  Professional fees.........................................         35,084           33,132
  Administration fees.......................................         29,998           30,005
  Federal and state registration fees.......................         22,463           19,893
  Custody fees..............................................         12,572           12,594
  Reports to shareholders...................................          7,258            8,205
  Amortization of organization costs........................          5,245            5,245
  Directors' fees and expenses..............................          4,128            4,143
  Other.....................................................          9,965            8,004
                                                                  ---------      -----------
  Total expenses before waiver and reimbursement............        497,093          361,809
  Less: Waiver of expenses and reimbursement from Adviser...       (138,359)        (128,792)
                                                                  ---------      -----------
     Net expenses...........................................        358,734          233,017
                                                                  ---------      -----------
NET INVESTMENT INCOME (LOSS)................................        572,353         (114,941)
                                                                  ---------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments..........................       (654,220)        (731,933)
  Change in unrealized appreciation (depreciation) on
     investments............................................        197,587         (765,718)
                                                                  ---------      -----------
     Net realized and unrealized loss on investments........       (456,633)      (1,497,651)
                                                                  ---------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $ 115,720      $(1,612,592)
                                                                  =========      ===========

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                BALANCED FUND    BALANCED FUND
                                                                 YEAR ENDED       YEAR ENDED
                                                                MAY 31, 2001     MAY 31, 2000
                                                                -------------    -------------
OPERATIONS:
  Net investment income.....................................     $   572,353      $   373,684
  Net realized loss on investments..........................        (654,220)         (65,240)
  Change in unrealized appreciation on investments..........         197,587        1,351,943
                                                                 -----------      -----------
     Net increase in net assets resulting from operations...         115,720        1,660,387
                                                                 -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (564,043)        (346,071)
  From net realized gains...................................          (5,074)              --
                                                                 -----------      -----------
     Total dividends and distributions......................        (569,117)        (346,071)
                                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................       7,715,008        9,246,953
  Proceeds from shares issued to holders in reinvestment of
     dividends..............................................         526,142          322,854
  Cost of shares redeemed...................................      (2,056,656)      (3,122,446)
                                                                 -----------      -----------
     Net increase in net assets resulting from capital share
       transactions.........................................       6,184,494        6,447,361
                                                                 -----------      -----------
TOTAL INCREASE IN NET ASSETS................................       5,731,097        7,761,677
NET ASSETS:
  Beginning of period.......................................      24,286,086       16,524,409
                                                                 -----------      -----------
  End of period (including undistributed net investment
     income of $92,770 and $80,611, respectively)...........     $30,017,183      $24,286,086
                                                                 ===========      ===========

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                GROWTH FUND     GROWTH FUND
                                                                 YEAR ENDED      YEAR ENDED
                                                                MAY 31, 2001    MAY 31, 2000
                                                                ------------    ------------
OPERATIONS:
  Net investment loss.......................................    $  (114,941)    $   (68,728)
  Net realized gain (loss) on investments...................       (731,933)          4,661
  Change in unrealized appreciation (depreciation) on
     investments............................................       (765,718)      1,493,662
                                                                -----------     -----------
     Net increase (decrease) in net assets resulting from
       operations...........................................     (1,612,592)      1,429,595
                                                                -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................             --          (1,118)
                                                                -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................      9,680,076       5,303,112
  Proceeds from shares issued to holders in reinvestment of
     dividends..............................................             --           1,089
  Cost of shares redeemed...................................     (1,534,585)       (984,994)
                                                                -----------     -----------
     Net increase in net assets resulting from capital share
       transactions.........................................      8,145,491       4,319,207
                                                                -----------     -----------
TOTAL INCREASE IN NET ASSETS................................      6,532,899       5,747,684
NET ASSETS:
  Beginning of period.......................................     12,251,424       6,503,740
                                                                -----------     -----------
  End of period (including undistributed net investment
     income of $0 and $0, respectively).....................    $18,784,323     $12,251,424
                                                                ===========     ===========

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                        BALANCED FUND
                                                    BALANCED FUND     BALANCED FUND    JUNE 25, 1998(1)
                                                     YEAR ENDED        YEAR ENDED          THROUGH
                                                    MAY 31, 2001      MAY 31, 2000       MAY 31, 1999
                                                    ------------      ------------     ----------------
PER SHARE DATA:
  Net asset value, beginning of period..........     $     11.47       $     10.69       $     10.00
  Income from investment operations:
     Net investment income......................            0.24              0.20              0.18
     Net realized and unrealized gain (loss) on
       investments..............................           (0.11)             0.78              0.68
                                                     -----------       -----------       -----------
     Total from investment operations...........            0.13              0.98              0.86
                                                     -----------       -----------       -----------
  Less:
  Dividends from net investment income..........           (0.24)            (0.20)            (0.17)
  Dividends from net realized gains.............           (0.00)(4)            --                --
                                                     -----------       -----------       -----------
     Total dividends............................           (0.24)            (0.20)            (0.17)
                                                     -----------       -----------       -----------
  Net asset value, end of period................     $     11.36       $     11.47       $     10.69
                                                     ===========       ===========       ===========
TOTAL RETURN....................................           1.13%             9.23%             8.66%(2)
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period.....................     $30,017,183       $24,286,086       $16,524,409
  Ratio of net expense to average net assets:
     Before expense reimbursement...............           1.80%             1.98%             3.83%(3)
     After expense reimbursement................           1.30%             1.30%             1.30%(3)
  Ratio of net investment income to average net
     assets:
     Before expense reimbursement...............           1.57%             1.24%           (0.80)%(3)
     After expense reimbursement................           2.07%             1.92%             1.73%(3)
  Portfolio turnover rate.......................          35.70%            28.78%            16.17%

(1)  Commencement of operations.

(2)  Not annualized.

(3)  Annualized.

(4)  Dividend amount less than $0.01 per share.

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                        GROWTH FUND
                                                     GROWTH FUND     GROWTH FUND      JUNE 25, 1998(1)
                                                      YEAR ENDED      YEAR ENDED          THROUGH
                                                     MAY 31, 2001    MAY 31, 2000       MAY 31, 1999
                                                     ------------    ------------     ----------------
PER SHARE DATA:
  Net asset value, beginning of period...........    $     13.23     $     11.42         $    10.00
  Income from investment operations:
     Net investment loss.........................          (0.07)          (0.08)             (0.02)
     Net realized and unrealized gain (loss) on
       investments...............................          (1.06)           1.89               1.48
                                                     -----------     -----------         ----------
     Total from investment operations............          (1.13)           1.81               1.46
                                                     -----------     -----------         ----------
  Less:
  Dividends from net investment income...........             --           (0.00)(4)          (0.04)
                                                     -----------     -----------         ----------
  Net asset value, end of period.................    $     12.10     $     13.23         $    11.42
                                                     ===========     ===========         ==========
TOTAL RETURN.....................................        (8.54)%          15.86%             14.65%(2)
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period......................    $18,784,323     $12,251,424         $6,503,740
  Ratio of net expense to average net assets:
     Before expense reimbursement................          2.33%           2.84%              6.12%(3)
     After expense reimbursement.................          1.50%           1.50%              1.50%(3)
  Ratio of net investment income to average net
     assets:
     Before expense reimbursement................        (1.57)%         (2.06)%            (5.22)%(3)
     After expense reimbursement.................        (0.74)%         (0.72)%            (0.60)%(3)
  Portfolio turnover rate........................         27.21%          25.88%             30.28%

(1)  Commencement of operations.

(2)  Not annualized.

(3)  Annualized.

(4)  Dividend amount less than $0.01 per share.

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2001

BALANCED FUND

 NUMBER
OF SHARES                                                                       VALUE
---------                                                                    -----------
             COMMON STOCKS -- 49.0%
             ------------------------------------------------------------
             Bank & Bank Holding Co. -- 1.8%
  9,700      State Street Corporation....................................    $   533,209
                                                                             -----------
             Building -- Maintenance & Service -- 1.4%
 10,625      Ecolab Inc..................................................        434,350
                                                                             -----------
             Business Service -- 5.4%
  7,100      Automatic Data Processing, Inc. ............................        381,554
 12,375      Cintas Corporation..........................................        577,170
  6,675      Concord EFS, Inc.*..........................................        338,423
  8,400      Paychex, Inc. ..............................................        322,812
                                                                             -----------
                                                                               1,619,959
                                                                             -----------
             Communications & Media -- 3.1%
  6,175      Omnicom Group Inc...........................................        574,769
  8,575      SBC Communications Inc. ....................................        369,154
                                                                             -----------
                                                                                 943,923
                                                                             -----------
             Computer Manufacturing -- 1.0%
  9,175      EMC Corporation*............................................        289,930
                                                                             -----------
             Drugs -- 5.5%
  6,250      Johnson & Johnson...........................................        605,937
 12,875      Medtronic, Inc. ............................................        553,367
 11,750      Pfizer Inc. ................................................        503,957
                                                                             -----------
                                                                               1,663,261
                                                                             -----------
             Electrical Equipment -- 2.8%
  5,100      Emerson Electric Co. .......................................        345,321
 10,050      General Electric Company....................................        492,450
                                                                             -----------
                                                                                 837,771
                                                                             -----------
             Electronic -- Miscellaneous -- 1.0%
 14,300      Solectron Corporation*......................................        308,451
                                                                             -----------
             Electronic Technology -- 2.1%
  9,875      Texas Instruments Incorporated..............................        336,935
  5,300      Tyco International Ltd. -- f................................        304,485
                                                                             -----------
                                                                                 641,420
                                                                             -----------

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2001

BALANCED FUND

 NUMBER
OF SHARES                                                                       VALUE
---------                                                                    -----------
             Financial Service -- 3.9%
  7,850      Fannie Mae..................................................    $   647,154
 14,325      MBNA Corporation............................................        516,559
                                                                             -----------
                                                                               1,163,713
                                                                             -----------
             Food, Beverage & Tobacco -- 4.3%
  8,125      PepsiCo, Inc. ..............................................        363,675
 19,550      Starbucks Corporation*......................................        381,616
 18,275      SYSCO Corporation...........................................        543,316
                                                                             -----------
                                                                               1,288,607
                                                                             -----------
             Freight Transportation -- 1.3%
  6,675      United Parcel Service, Inc. ................................        396,829
                                                                             -----------
             Insurance -- 1.7%
  6,450      American International Group, Inc. .........................        522,450
                                                                             -----------
             Medical -- Wholesale Drug Dist. -- 2.2%
  9,000      Cardinal Health, Inc. ......................................        647,910
                                                                             -----------
             Retail -- Food & Drugs -- 1.7%
  9,325      CVS Corporation.............................................        511,943
                                                                             -----------
             Retail -- General -- 3.3%
 10,850      Costco Wholesale Corporation*...............................        422,173
 11,700      The Home Depot, Inc. .......................................        576,693
                                                                             -----------
                                                                                 998,866
                                                                             -----------
             Software -- 1.7%
  7,200      Microsoft Corporation*......................................        498,096
                                                                             -----------
             Telecommunication -- 2.1%
 15,275      Cisco Systems, Inc.*........................................        294,197
 11,550      Nokia Oyj -- ADR............................................        337,722
                                                                             -----------
                                                                                 631,919
                                                                             -----------
             Energy -- 2.7%
 11,575      The AES Corporation*........................................        525,505
  5,650      Enron Corp. ................................................        298,942
                                                                             -----------
                                                                                 824,447
                                                                             -----------
             TOTAL COMMON STOCKS (COST $13,084,541)......................     14,757,054
                                                                             -----------

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2001

BALANCED FUND

PRINCIPAL
  AMOUNT                                                                         VALUE
----------                                                                    -----------
              CORPORATE BONDS AND NOTES -- 19.1%
              ------------------------------------------------------------
              Building -- Maintenance & Service -- 0.8%
$  250,000    Ecolab Inc.
              6.875%, 2/1/11..............................................    $   244,000
                                                                              -----------
              Chemicals -- 0.9%
   250,000    E. I. Du Pont De Nemours
              6.875%, 10/15/09............................................        256,694
                                                                              -----------
              Communications & Media -- 1.7%
   500,000    SBC Communications Inc.
              6.625%, 7/15/07.............................................        505,416
                                                                              -----------
              Electronic Technology -- 1.7%
   500,000    Hewlett-Packard Company
              7.150%, 6/15/05.............................................        519,269
                                                                              -----------
              Finance -- Auto Loans -- 1.7%
   500,000    Ford Motor Credit Co.
              7.500%, 3/15/05.............................................        522,266
                                                                              -----------
              Finance Services -- 3.9%
   375,000    Assoc. Corp. NA
              6.000%, 4/15/03.............................................        381,855
   250,000    Citigroup Inc.
              7.250%, 10/01/10............................................        259,737
   375,000    General Electric Capital Corp.
              7.375%, 1/19/10.............................................        402,855
   125,000    Merrill Lynch & Co.
              6.000%, 11/15/04............................................        125,969
                                                                              -----------
                                                                                1,170,416
                                                                              -----------
              Food, Beverage & Tobacco -- 1.2%
   350,000    Sysco Corp.
              7.000%, 5/01/06.............................................        365,984
                                                                              -----------
              Multimedia -- 1.7%
   500,000    Walt Disney Co.
              5.125%, 12/15/03............................................        500,274
                                                                              -----------

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2001

BALANCED FUND

PRINCIPAL
  AMOUNT                                                                         VALUE
----------                                                                    -----------
              Retail -- General -- 4.0%
$  400,000    Costco Wholesale Corporation
              7.125%, 6/15/05.............................................    $   407,658
   500,000    The Home Depot, Inc.
              5.375%, 4/01/06.............................................        492,190
   300,000    Wal-mart Stores
              6.875%, 8/10/09.............................................        311,834
                                                                              -----------
                                                                                1,211,682
                                                                              -----------
              Super-Regional Banks -- US -- 0.7%
   200,000    Wachovia Corp.
              6.250%, 8/04/08.............................................        195,067
                                                                              -----------
              Telecommunication -- 0.8%
   250,000    Nortel Networks Corporation
              6.125%, 2/15/06.............................................        238,591
                                                                              -----------
              TOTAL CORPORATE BONDS AND NOTES (COST $5,623,480)...........      5,729,659
                                                                              -----------
              GOVERNMENT SECURITIES -- 28.4%
              ------------------------------------------------------------
              Government Notes -- 16.5%
              US Treasury Notes:
   300,000    6.250%, 8/31/02.............................................        308,180
   675,000    5.500%, 2/28/03.............................................        689,437
   500,000    7.250%, 8/15/04.............................................        537,970
 1,050,000    6.500%, 8/15/05.............................................      1,113,237
   750,000    5.625%, 2/15/06.............................................        771,595
   500,000    5.500%, 2/15/08.............................................        507,391
   975,000    6.000%, 8/15/09.............................................      1,013,643
                                                                              -----------
              TOTAL GOVERNMENT NOTES (COST $4,857,184)....................      4,941,453
                                                                              -----------

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2001

BALANCED FUND

PRINCIPAL
  AMOUNT                                                                         VALUE
----------                                                                    -----------
              Government Agency -- 11.9%
              Federal National Mortgage Association (FNMA) -- 8.1%
$  825,000    6.800%, 1/10/03.............................................    $   855,683
   550,000    7.125%, 2/15/05.............................................        583,390
   350,000    6.500%, 4/29/09.............................................        351,100
   625,000    6.625%, 9/15/09.............................................        649,796
                                                                              -----------
                                                                                2,439,969
                                                                              -----------
              Federal Home Loan Mortgage (FHLMC) -- 3.8%
 1,050,000    7.100%, 4/10/07.............................................      1,125,892
                                                                              -----------
              TOTAL U.S. GOVERNMENT AGENCY (COST $3,452,624)..............      3,565,861
                                                                              -----------
              TOTAL GOVERNMENT SECURITIES (COST $8,309,808)...............      8,507,314
                                                                              -----------
              SHORT-TERM INVESTMENTS -- 3.0%
              ------------------------------------------------------------
              Variable Rate Demand Notes**
     1,567    American Family Financial Services Demand Note, 3.6831%.....          1,567
   749,192    Firstar Bank Demand Note, 3.8063%...........................        749,192
    17,481    Sara Lee Corp. Demand Note, 3.6563%.........................         17,481
   112,180    Wisconsin Corporation Central Credit Union Demand Note,
              3.7263%.....................................................        112,180
    10,890    Wisconsin Electric Company Demand Note, 3.6831%.............         10,890
                                                                              -----------
              TOTAL SHORT-TERM INVESTMENTS (COST $891,310)................        891,310
                                                                              -----------
              TOTAL INVESTMENTS -- 99.5%
              (COST $27,909,139)..........................................     29,885,337
                                                                              -----------
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............        131,846
                                                                              -----------
              TOTAL NET ASSETS -- 100.0%..................................    $30,017,183
                                                                              ===========

  * -- Non-income producing security.

 ** -- Variable rate security. The rates listed are as of May 31, 2001.

ADR -- American Depository Receipt.

  f -- Foreign

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2001

GROWTH FUND

 NUMBER
OF SHARES                                                                       VALUE
---------                                                                    -----------
             COMMON STOCKS -- 97.1%
             ------------------------------------------------------------
             Bank & Bank Holding Co. -- 3.5%
  12,100     State Street Corporation....................................    $   665,137
                                                                             -----------
             Building -- Maintenance & Service -- 2.8%
  13,000     Ecolab Inc..................................................        531,440
                                                                             -----------
             Business Service -- 10.6%
   8,675     Automatic Data Processing, Inc..............................        466,195
  15,325     Cintas Corporation..........................................        714,758
   8,275     Concord EFS, Inc.*..........................................        419,542
  10,200     Paychex, Inc................................................        391,986
                                                                             -----------
                                                                               1,992,481
                                                                             -----------
             Communications & Media -- 6.2%
   7,725     Omnicom Group Inc...........................................        719,043
  10,525     SBC Communications Inc......................................        453,101
                                                                             -----------
                                                                               1,172,144
                                                                             -----------
             Computer Manufacturing -- 1.9%
  11,400     EMC Corporation*............................................        360,240
                                                                             -----------
             Drugs -- 11.0%
   7,800     Johnson & Johnson...........................................        756,210
  15,925     Medtronic, Inc..............................................        684,457
  14,500     Pfizer Inc..................................................        621,905
                                                                             -----------
                                                                               2,062,572
                                                                             -----------
             Electrical Equipment -- 5.6%
   6,350     Emerson Electric Co.........................................        429,959
  12,500     General Electric Company....................................        612,500
                                                                             -----------
                                                                               1,042,459
                                                                             -----------
             Electronic -- Miscellaneous -- 2.0%
  17,750     Solectron Corporation*......................................        382,867
                                                                             -----------

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2001

GROWTH FUND

 NUMBER
OF SHARES                                                                       VALUE
---------                                                                    -----------
             Electronic Technology -- 4.2%
  12,275     Texas Instruments Incorporated..............................    $   418,823
   6,475     Tyco International Ltd. -- f................................        371,989
                                                                             -----------
                                                                                 790,812
                                                                             -----------
             Financial Service -- 7.7%
   9,700     Fannie Mae..................................................        799,668
  17,775     MBNA Corporation............................................        640,967
                                                                             -----------
                                                                               1,440,635
                                                                             -----------
             Food, Beverage & Tobacco -- 8.5%
   9,825     PepsiCo, Inc................................................        439,767
  24,400     Starbucks Corporation*......................................        476,288
  22,700     SYSCO Corporation...........................................        674,871
                                                                             -----------
                                                                               1,590,926
                                                                             -----------
             Freight Transportation -- 2.6%
   8,325     United Parcel Service, Inc..................................        494,921
                                                                             -----------
             Insurance -- 3.5%
   8,000     American International Group, Inc...........................        648,000
                                                                             -----------
             Medical -- Wholesale Drug Dist. -- 4.2%
  10,975     Cardinal Health, Inc........................................        790,090
                                                                             -----------
             Retail -- Food & Drugs -- 3.4%
  11,525     CVS Corporation.............................................        632,722
                                                                             -----------
             Retail -- General -- 6.6%
  13,450     Costco Wholesale Corporation*...............................        523,340
  14,500     The Home Depot, Inc.........................................        714,705
                                                                             -----------
                                                                               1,238,045
                                                                             -----------
             Software -- 3.3%
   8,900     Microsoft Corporation*......................................        615,702
                                                                             -----------

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2001

GROWTH FUND

 NUMBER
OF SHARES                                                                       VALUE
---------                                                                    -----------
             Telecommunication -- 4.1%
  18,550     Cisco Systems, Inc.*........................................    $   357,273
  14,375     Nokia Oyj -- ADR............................................        420,325
                                                                             -----------
                                                                                 777,598
                                                                             -----------
             Energy -- 5.4%
  14,350     The AES Corporation*........................................        651,490
   6,875     Enron Corp..................................................        363,756
                                                                             -----------
                                                                               1,015,246
                                                                             -----------
             TOTAL COMMON STOCKS (COST $16,701,560)......................     18,244,037
                                                                             -----------
PRINCIPAL
 AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 2.4%
             ------------------------------------------------------------
             Variable Rate Demand Notes**
$341,248     Firstar Bank Demand Note, 3.8063%...........................        341,248
 102,533     Wisconsin Corporation Central Credit Union Demand Note,
             3.7263%.....................................................        102,533
   3,392     Wisconsin Electric Company Demand Note, 3.6831%.............          3,392
                                                                             -----------
             TOTAL SHORT-TERM INVESTMENTS (COST $447,173)................        447,173
                                                                             -----------
             TOTAL INVESTMENTS -- 99.5%
             (COST $17,148,733)..........................................     18,691,210
                                                                             -----------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............         93,113
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%..................................    $18,784,323
                                                                             ===========

  * -- Non-income producing security.

 ** -- Variable rate security. The rates listed are as of May 31, 2001.

ADR -- American Depository Receipt.

  f -- Foreign

                     See Notes to the Financial Statements.

                              BADGLEY FUNDS, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 2001
1. ORGANIZATION

   Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

   a) Investment Valuation -- Common stocks, other equity-type securities and fixed income securities with a maturity greater than 60 days are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on a national securities exchange for which there were no transactions on a given day and securities not listed on a national securities exchange are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

        Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

   c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   d) Distributions to Shareholders -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.

   e) Organization Costs -- The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund each, have been

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                                  MAY 31, 2001

        paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

   f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

   g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds for the year ended May 31, 2001, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Shares sold.................................................       655,118         742,352
   Shares issued to holders in reinvestment of dividends.......        44,877              --
   Shares redeemed.............................................      (175,202)       (115,592)
                                                                     --------        --------
   Net increase................................................       524,793         626,760
                                                                     ========        ========

   Transactions in shares of the Funds for the year ended May 31, 2000, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Shares sold.................................................       826,896         436,559
   Shares issued to holders in reinvestment of dividends.......        28,785              83
   Shares redeemed.............................................      (283,488)        (80,445)
                                                                     --------        --------
   Net increase................................................       572,193         356,197
                                                                     ========        ========

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                                  MAY 31, 2001

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended May 31, 2001, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Purchases
     U.S. Government...........................................     $ 3,880,278     $        --
     Other.....................................................      11,673,932      11,882,018
   Sales
     U.S. Government...........................................       1,501,048              --
     Other.....................................................       8,097,748       4,144,585

   At May 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Appreciation................................................     $ 3,107,587     $ 2,972,739
   (Depreciation)..............................................      (1,317,316)     (1,495,305)
                                                                    -----------     -----------
   Net appreciation on investments.............................     $ 1,790,271     $ 1,477,434
                                                                    ===========     ===========

   At May 31, 2001, the cost of investments for federal income tax purposes was $28,095,066 and $17,213,776 for the Balanced Fund and the Growth Fund, respectively.

   At May 31, 2001, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $61,004 and $109,513, respectively. The capital loss carryover for the Balanced Fund of $61,004 expires in 2009. The capital loss carryovers for the Growth Fund of $1,864, $50,467 and $57,182 expire in 2007, 2008 and 2009, respectively. In addition, the Balanced Fund and the Growth Fund realized, on a tax basis, post-October losses through May 31, 2001 of $511,375 and $624,223, respectively. These losses are not recognized for tax purposes until the first day of the following fiscal year.

   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased, and capital stock decreased by $3,849 and $114,941 for the Balanced Fund and Growth Fund, respectively. These permanent book-to-tax differences are the result of non-deductible organization costs and net operating losses.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   The Corporation has an Investment Advisory Agreement (the "Agreement") with Badgley, Phelps and Bell, Inc. (the "Adviser"), with whom certain officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                                  MAY 31, 2001

   For the fiscal year ended May 31, 2001 and through September 30, 2001, the Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended May 31, 2001, the Adviser waived/reimbursed expenses of $138,359 and $128,792 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                        YEAR OF EXPIRATION                         BALANCED FUND    GROWTH FUND
                        ------------------                         -------------    -----------
   5/31/2002...................................................      $149,440        $145,364
   5/31/2003...................................................       133,024         127,681
   5/31/2004...................................................       138,359         128,792

   The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, Inc., an unaffiliated distributor, (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the period ended May 31, 2001, the Balanced Fund and Growth Fund incurred expenses of $68,987 and $38,836, respectively, pursuant to the 12b-1 Plan.

   Firstar Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.

6. RECENT FINANCIAL REPORTING PRONOUNCEMENT

   In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies ("the Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds presently intend to adopt the Guide's provisions for the year ending May 31, 2002, and do not expect the adoption of the new Guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

                              BADGLEY FUNDS, INC.
                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Badgley Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Badgley Balanced Fund and the Badgley Growth Fund (constituting Badgley Funds, Inc., hereafter referred to as the "Funds") at May 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
June 27, 2001

     FOR A PROSPECTUS CONTAINING MORE INFORMATION, PLEASE CALL 1-877-BADGLEY OR CONTACT THE BADGLEY FUNDS ON-LINE AT WWW.BADGLEYFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.